Related Party Transactions (Tables)	12 Months Ended
Oct. 31, 2025
Text Block [Abstract]
Summary of Compensation of Key Management Personnel
The following table presents the compensation of our key management personnel:

(Canadian $ in millions)	2025	2024
Base salary and incentives	$29	$20
Post-employment benefits	2	2
Share-based payments (1)	54	37
Total key management personnel compensation	$85	$59

(1)	Amounts included in share-based payments are the fair values of awards granted in the year.

Summary of Carrying amount in Joint Venture and Associated Companies
The following table presents the carrying amount of our interests in joint ventures and associates accounted for under the equity method, as well as our share of the income of those entities:

(Canadian $ in millions)	Joint ventures		Associates
	2025	2024	2025	2024
Carrying amount	$878	$907	$908	$820
Share of net income	36	93	139	114

Summary of Transaction With Joint Ventures and Associates
The following table presents transactions with our joint ventures and associates:

(Canadian $ in millions)	2025	2024
Loans (1)	$1,976	$1,864
Deposits	269	241
Fees paid for services received	63	66
Guarantees and commitments	242	210

(1)	We had no ACL on impaired loans related to these amounts as at October 31, 2025 and 2024.